RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2022
RIGHT OF USE ASSETS

NOTE 6 – RIGHT OF USE ASSETS

The Company’s right-of-use asset relates to the lease of office space. The Company recognized lease liabilities which were measured at the present value of the remaining lease payments and discounted using the lessee’s incremental borrowing rate of 1.51% per annum. The office lease has ended on October 31, 2021 and the office space is now rented on a month to month basis.

	Offices	Total
Cost
Balance, January 1, 2021	66,912	66,912
Translation differences	-	-
Balance, December 31, 2021	66,912	66,912
Translation differences	-	-
Balance, December 31, 2022	$66,912	$66,912

Accumulated depreciation
Balance, January 31, 2021	50,184	50,184
Depreciation	16,361	16,361
Translation differences	367	367
Balance, December 31, 2021	66,912	66,912
Depreciation	-	-
Translation differences	-	-
Balance, December 31, 2022	$66,912	$66,912
Net book value
At December 31, 2021	$-	$-
At December 31, 2022	$-	$-

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)